Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss		$ (71,372,000)	$ (77,496,000)	$ (138,982,000)	$ (10,455,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities		11,853,000	(34,000)	(1,716,000)	0
Depreciation and amortization		846,000	671,000	3,053,000	2,934,000
Non-cash interest expense		1,215,000	889,000	7,908,000	1,286,000
Share-based compensation expense		17,335,000	168,000	678,000	1,194,000
Provision for losses on receivables and inventory		169,000	444,000	877,000	1,690,000
Loss on extinguishment of debt		23,141,000	70,667,000	96,024,000	0
Amortization of operating right-of-use assets		305,000
Other non-cash, net				(567,000)	(13,000)
Changes in operating assets and liabilities:
Accounts receivable, net		(15,002,000)	(226,000)	(1,687,000)	(1,980,000)
Contract assets		(928,000)	(785,000)	(901,000)	(195,000)
Inventory		(1,550,000)	998,000	(5,393,000)	(3,188,000)
Prepaid expenses and other current assets		(1,384,000)	216,000	596,000	(4,058,000)
Accounts payable		2,134,000	2,202,000	2,161,000	(438,000)
Contract liabilities		6,708,000	728,000	(229,000)	6,591,000
Reserve for anticipated losses on contracts		79,000	(52,000)	(1,322,000)	(4,796,000)
Accrued expenses and other current liabilities		4,032,000	1,047,000	4,634,000	(123,000)
Accrued interest		(4,803,000)
Other, net		(2,078,000)	15,000	(21,000)	77,000
Net cash used in operating activities		(29,300,000)	(548,000)	(34,887,000)	(11,474,000)
Cash flows from investing activities:
Purchases of property, plant and equipment		(4,030,000)	(2,422,000)	(16,352,000)	(7,325,000)
Net cash used in investing activities		(4,030,000)	(2,422,000)	(16,352,000)	(7,325,000)
Cash flows from financing activities:
Proceeds from long-term debt		35,942,000	47,481,000	58,241,000	2,537,000
Proceeds from warrants and derivatives		42,247,000	2,519,000	16,759,000	0
Proceeds from Tailwind Two Merger and PIPE Investment		58,424,000
Proceeds from issuance of common stock		14,791,000		50,800,000
Repayment of long-term debt		(27,171,000)	(4,000)	(10,000)	(15,000)
Payment of issuance costs		(41,681,000)	(5,667,000)	(8,880,000)	(2,009,000)
Contributions from non-controlling interest, net of issuance costs				0	14,475,000
Proceeds from exercise of stock options		135,000	19,000	242,000	113,000
Net cash provided by financing activities		82,687,000	44,348,000	66,352,000	15,101,000
Effect of exchange rate fluctuations on cash and cash equivalents		(28,000)	(66,000)	(124,000)	138,000
Net increase (decrease) in cash and cash equivalents		49,329,000	41,312,000	14,989,000	(3,560,000)
Cash and cash equivalents at beginning of period		27,325,000	12,336,000	12,336,000	15,896,000
Cash and cash equivalents at end of period	$ 12,336,000	76,654,000	53,648,000	27,325,000	12,336,000
Supplemental disclosure of cash flow information:
Share-based compensation included in inventory				0	36,000
Non-cash investing and financing activities:
Purchases of property, plant and equipment not yet paid		211,000	111,000	845,000	125,000
Non-cash interest capitalized to property, plant and equipment		555,000	121,000	1,265,000	119,000
Depreciation and amortization capitalized to construction in process		77,000		479,000	0
Issuance costs not yet paid		5,983,000	2,361,000	4,141,000	0
Non-cash exchange and extinguishment of long-term debt		40,432,000	36,859,000	125,857,000	0
Issuance of common stock in exchange for non-controlling interest		0	23,743,000	23,743,000	0
Conversion of redeemable convertible preferred stock into common stock		8,000,000
Net settlement of liability-classified warrants into common stock		7,616,000
Net settlement of equity-classified warrants into common stock		(2,000)
Non-cash issuance of common stock in connection with PIPE Investment		10,060,000
Non-cash issuance of common stock in connection with financing transactions			26,304,000
Reclassification of liability-classified warrants and derivatives to equity-classified		11,007,000
Issuance of contingently issuable common stock		44,887,000
Parent Company [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on extinguishment of debt				96,024,000	0
Tailwind Two Acquisition Corp [Member]
Cash flows from operating activities:
Net loss	(6,093)			(2,450,595)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	0			(89,823)
Change in fair value of warrant liabilities	0			(2,509,000)
Transaction cost allocable to warrants	0			649,349
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	6,093			2,133,921
Prepaid expenses and other current assets	0			(467,371)
Net cash used in operating activities	0			(2,733,519)
Cash flows from investing activities:
Investment of cash in Trust Account	0			(345,000,000)
Net cash used in investing activities	0			(345,000,000)
Cash flows from financing activities:
Proceeds from warrants and derivatives				11,700,000
Payment of issuance costs	0			(429,431)
Proceeds from sale of Units, net of underwriting discounts paid	0			338,100,000
Advances from related party	0			5,360
Repayment of promissory note-related party	0			(89,890)
Net cash provided by financing activities	0			349,286,039
Net Change in Cash	0			1,552,520
Cash and cash equivalents at beginning of period	0	$ 1,552,520	$ 0	0
Cash and cash equivalents at end of period	0			1,552,520	$ 0
Non-cash investing and financing activities:
Offering costs included in accrued offering costs	120,540			12,000
Offering costs paid by Sponsor in exchange for issuance of Founder Shares	25,000
Offering costs paid through promissory note	52,250			37,640
Deferred underwriting fee payable	$ 0			$ 12,075,000